American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

GLOBAL GROWTH FUND

Supplement dated February 29, 2008 * Prospectus dated April 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 12 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since November 2005. He joined American Century in October 1999 and became a portfolio manager in April 2002. He has a bachelor's degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

HELEN O'DONNELL

Ms. O'Donnell, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in November 2000 as a senior investment analyst. She became a portfolio manager in November 2005. She has a bachelor's degree in communications from Fordham University.

BRENT PUFF

Mr. Puff, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in September 2001 as an investment analyst. He became a portfolio manager in February 2008. He has a bachelor's degree in economics from Denison University and an MBA from the Kellogg School of
Management at Northwestern University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59384 0802

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

INTERNATIONAL GROWTH FUND * INTERNATIONAL STOCK FUND * NT INTERNATIONAL GROWTH FUND

Supplement dated February 29, 2008 * Prospectuses dated April 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 10 OF THE NT
INTERNATIONAL GROWTH AND INTERNATIONAL STOCK PROSPECTUSES AND ON PAGE 12 OF THE
INTERNATIONAL GROWTH PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

ALEXANDER TEDDER

Mr. Tedder, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century in July 2006.
Prior to joining American Century, he was a managing director, head of international equities and portfolio manager for DWS/Deutsche Asset Management
Ltd. from 1994 to 2005. He has an A/S from Winchester College in Winchester,
United Kingdom and an MA in economics and business administration from the
University of Freiburg in Freiburg, Switzerland.

RAJESH GANDHI

Mr. Gandhi, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century in June 2002 as an investment analyst. He became a portfolio manager in February 2008. He has a bachelor's degree in finance and real estate from the University of Wisconsin.
He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59385 0802